UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        08/14/2009
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      586539
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Amgen                           COM             031162100    20570   385722 SH       SOLE                   385722
AMAZON.COM                      COM             023135106    20674   265662 SH       SOLE                   265662
AutoNation                      COM             05329W102    20776  1245674 SH       SOLE                  1245674
Air Products                    COM             009158106    21372   344184 SH       SOLE                   344184
Apollo Group                    COM             037604105    19170   286599 SH       SOLE                   286599
BOEING CO                       COM             097023105    18249   454367 SH       SOLE                   454367
BB&T Corporation                COM             054937107    22984  1107485 SH       SOLE                  1107485
Bemis Co                        COM             081437105    20486   832628 SH       SOLE                   832628
Cardinal Health                 COM             14149Y108    17323   577156 SH       SOLE                   577156
CEPHALON INC                    COM             156708109    15205   275355 SH       SOLE                   275355
Colgate-Palmolive Co            COM             194162103    22668   310721 SH       SOLE                   310721
DIRECTV GROUP INC               COM             25459L106    20202   858520 SH       SOLE                   858520
EMC Corporation                 COM             268648102    18473  1455173 SH       SOLE                  1455173
GILEAD SCIENCES                 COM             375558103    16764   367872 SH       SOLE                   367872
Home Depot                      COM             437076102    16337   720602 SH       SOLE                   720602
HEWLETT PACKARD CO              COM             428236103    20678   551432 SH       SOLE                   551432
INTERNATIONAL BUSINESS MACHS    COM             459200101    19327   191083 SH       SOLE                   191083
MCDONALDS CORP                  COM             580135101    19071   332827 SH       SOLE                   332827
Marsh & McLennan                COM             571748102    16872   874073 SH       SOLE                   874073
Microsoft                       COM             594918104    22195   966547 SH       SOLE                   966547
ORACLE CORP                     COM             68389X105    21791  1055785 SH       SOLE                  1055785
Pitney-Bowes                    COM             724479100    16586   794398 SH       SOLE                   794398
Qualcomm                        COM             747525103    19516   440045 SH       SOLE                   440045
The Charles Schwab Corp         COM             808513105    20551  1230060 SH       SOLE                  1230060
Sara Lee                        COM             803111103    20217  2067238 SH       SOLE                  2067238
Southwestern Energy Co          COM             845467109    23640   655752 SH       SOLE                   655752
Sysco Corp                      COM             871829107    18484   845830 SH       SOLE                   845830
Verizon Communications          COM             92343V104    16471   551741 SH       SOLE                   551741
Walgreen                        COM             931422109    21629   745975 SH       SOLE                   745975
WAL MART STORES INC             COM             931142103    18258   381186 SH       SOLE                   381186